Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 802.6	€ 826.1	€ 753.2	€ 327.6
Financial assets at amortised cost	972.7	891.0
Loans and receivables	58.7	103.7
Financial liabilities at amortised cost	(2,372.6)	(2,367.6)
Financial assets (liabilities) at fair value through profit or loss	3.2	1.0
Financial assets (liabilities) at fair value through other comprehensive income	30.2	(24.5)
Total	(1,307.8)	(1,396.4)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	(21.5)	(44.9)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(21.5)	(44.9)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(477.3)	(483.4)
Financial liabilities	(477.3)	(483.4)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(1,895.3)	(1,884.2)
Financial liabilities	(1,895.3)	(1,884.2)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	0.0	0.0
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	3.2	1.0
Derivative financial assets held for hedging	51.7	20.4
Financial assets	54.9	21.4
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	203.8	143.6
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	203.8	143.6
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	768.9	747.4
Financial assets at fair value through profit or loss	33.7	78.7
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	802.6	826.1
Short-term investments [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	€ 25.0	€ 25.0